Debt - Additional Information (Detail) € in Millions, £ in Millions								1 Months Ended												3 Months Ended			12 Months Ended
	Jan. 25, 2017 USD ($)	Sep. 15, 2016 USD ($)	Apr. 08, 2016 USD ($)	Apr. 05, 2016	Apr. 04, 2016 USD ($)	Apr. 01, 2016 USD ($)	Mar. 31, 2015 USD ($)	Feb. 21, 2017 USD ($)	Jan. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Nov. 30, 2016 USD ($)	Oct. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Aug. 31, 2016 USD ($)	Jul. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Nov. 30, 2015 USD ($)	Oct. 31, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Oct. 31, 2016 EUR (€)	Oct. 31, 2016 GBP (£)	Sep. 23, 2016 USD ($)	Mar. 31, 2016 USD ($)	Mar. 04, 2016 USD ($)	Dec. 31, 2015 EUR (€)	Jun. 30, 2015 USD ($)	Jun. 23, 2015 USD ($)	Feb. 21, 2014 USD ($)
Debt Instrument [Line Items]
Net pre-tax losses on early debt redemption																							$ (1,800,000,000)
Long-term debt maturing within one year										$ 2,477,000,000						$ 6,325,000,000				$ 6,325,000,000			2,477,000,000	$ 6,325,000,000
Principal amount outstanding in connection with the guarantee of debt obligations										108,078,000,000						109,729,000,000				109,729,000,000			108,078,000,000	109,729,000,000
Credit Facility
Debt Instrument [Line Items]
Borrowing capacity										9,000,000,000													$ 9,000,000,000				$ 9,000,000,000	$ 1,000,000,000
Credit facility expiry date																							Sep. 23, 2020
Amount of unused borrowing capacity under credit facility										8,900,000,000													$ 8,900,000,000
Line of credit										500,000,000													500,000,000
Credit Facility | Letter of Credit
Debt Instrument [Line Items]
Amount of unused borrowing capacity under credit facility										500,000,000													500,000,000
Previously Disclosed | Credit Facility
Debt Instrument [Line Items]
Borrowing capacity																											$ 8,000,000,000
2016 Tender Offers
Debt Instrument [Line Items]
Aggregate purchase price					$ 9,500,000,000
Tender offer for notes, settlement date					Apr. 04, 2016
Repayment of debt					$ 10,200,000,000
Accrued interest paid					$ 100,000,000
August Debt Issuance
Debt Instrument [Line Items]
Amount of notes repaid		$ 2,300,000,000
Aggregate principal amount														$ 6,200,000,000
Proceeds from long-term borrowings														$ 6,100,000,000
October Debt Issuance
Debt Instrument [Line Items]
Proceeds from long-term borrowings												$ 4,100,000,000
January 2015 Term Loan Agreement
Debt Instrument [Line Items]
Borrowing capacity							$ 6,500,000,000												$ 6,500,000,000			$ 6,500,000,000
Line of credit																0				0				$ 0
Leverage ratio																						350.00%
Term loan agreement partial mandatory prepayment amount																						$ 4,000,000,000
Debt instrument maturity date																						2016-03
Date in which a partial mandatory prepayment is required																						2015-06
Term loan agreement prepaid amount																			$ 5,000,000,000
Repayments of Lines of Credit																				$ 500,000,000	$ 1,000,000,000
1.5% loan due 2018
Debt Instrument [Line Items]
Stated interest rate on debt instrument																		1.50%
Debt instrument maturity date																		2018
Aggregate principal amount																		$ 200,000,000
Asset Backed Notes
Debt Instrument [Line Items]
Collateral revolving period											2 years				2 years
Guarantee of Debentures of Operating Telephone Company Subsidiaries
Debt Instrument [Line Items]
Principal amount outstanding in connection with the guarantee of debt obligations										1,200,000,000													1,200,000,000
Guarantee of Debt Obligations of GTE Corporation
Debt Instrument [Line Items]
Principal amount outstanding in connection with the guarantee of debt obligations										1,100,000,000													1,100,000,000
Verizon Notes due February 21, 2022
Debt Instrument [Line Items]
Aggregate principal amount																																	$ 2,500,000,000
Asset-Backed Debt
Debt Instrument [Line Items]
Asset-backed debt, carrying value										5,000,000,000													5,000,000,000
ABS Financing Facility
Debt Instrument [Line Items]
Debt instrument maturity period													2 years 4 months 24 days
Asset-backed debt, carrying value										2,500,000,000													$ 2,500,000,000
Collateral revolving period													2 years
Borrowings under financing facility										1,000,000,000			$ 1,500,000,000
Additional borrowing capacity													1,500,000,000
Guarantee Of Debentures And First Mortgage Bonds Of Operating Telephone Company Subsidiaries
Debt Instrument [Line Items]
Termination of guarantee for aggregate principal amount of debentures						$ 600,000,000
Maximum | 2016 Tender Offers
Debt Instrument [Line Items]
Aggregate purchase price																													$ 5,500,000,000
April Early Debt Redemption
Debt Instrument [Line Items]
Extinguishment of Debt, Amount			$ 2,300,000,000
April Early Debt Redemption | 2.50% Notes due 2016
Debt Instrument [Line Items]
Amount of notes repaid			$ 900,000,000
Stated interest rate on debt instrument			2.50%
Debt instrument maturity date			2016
Notes purchased price of principal amount of note, percentage				100.80%
April Early Debt Redemption | 2.00% Notes due 2016
Debt Instrument [Line Items]
Amount of notes repaid			$ 500,000,000
Stated interest rate on debt instrument			2.00%
Debt instrument maturity date			2016
Notes purchased price of principal amount of note, percentage				100.80%
April Early Debt Redemption | 6.35% Notes due 2019
Debt Instrument [Line Items]
Amount of notes repaid			$ 800,000,000
Stated interest rate on debt instrument			6.35%
Debt instrument maturity date			2019
Notes purchased price of principal amount of note, percentage				113.50%
September Debt Redemption | 4.80% Notes Due 2044
Debt Instrument [Line Items]
Amount of notes repaid													$ 900,000,000
Stated interest rate on debt instrument													4.80%
Debt instrument maturity date													2044
Notes purchased price of principal amount of note, percentage													100.00%
December Debt Redemption | 1.35% Notes due 2017
Debt Instrument [Line Items]
Amount of notes repaid										$ 2,000,000,000
Stated interest rate on debt instrument										1.35%													1.35%
Debt instrument maturity date										2017
Notes purchased price of principal amount of note, percentage										100.321%
December Debt Redemption | Verizon Notes due February 21, 2022
Debt Instrument [Line Items]
Amount of notes repaid										$ 2,500,000,000
Notes purchased price of principal amount of note, percentage										100.00%
Floating Rate Notes | August Debt Issuance
Debt Instrument [Line Items]
Debt instrument maturity date														2019
Aggregate principal amount														$ 400,000,000
1.375% Notes Due 2019 | August Debt Issuance
Debt Instrument [Line Items]
Stated interest rate on debt instrument														1.375%
Debt instrument maturity date														2019
Aggregate principal amount														$ 1,000,000,000
1.750% Notes Due 2021 | August Debt Issuance
Debt Instrument [Line Items]
Stated interest rate on debt instrument														1.75%
Debt instrument maturity date														2021
Aggregate principal amount														$ 1,000,000,000
2.625% Notes Due 2026 | August Debt Issuance
Debt Instrument [Line Items]
Stated interest rate on debt instrument														2.625%
Debt instrument maturity date														2026
Aggregate principal amount														$ 2,300,000,000
4.125% Notes Due 2046 | August Debt Issuance
Debt Instrument [Line Items]
Stated interest rate on debt instrument														4.125%
Debt instrument maturity date														2046
Aggregate principal amount														$ 1,500,000,000
4.20% Notes Due 2046 | September Debt Issuance
Debt Instrument [Line Items]
Stated interest rate on debt instrument													4.20%
Debt instrument maturity date													2046
Aggregate principal amount													$ 2,100,000,000
Proceeds from long-term borrowings													$ 2,000,000,000
0.500% Notes due 2022 | October Debt Issuance
Debt Instrument [Line Items]
Stated interest rate on debt instrument																									0.50%	0.50%
Debt instrument maturity date												2022
Aggregate principal amount | €																									€ 1,000
0.875% Notes due 2025 | October Debt Issuance
Debt Instrument [Line Items]
Stated interest rate on debt instrument																									0.875%	0.875%
Debt instrument maturity date												2025
Aggregate principal amount | €																									€ 1,000
1.375% Notes due 2028 | October Debt Issuance
Debt Instrument [Line Items]
Stated interest rate on debt instrument																									1.375%	1.375%
Debt instrument maturity date												2028
Aggregate principal amount | €																									€ 1,250
3.125% Notes due 2035 | October Debt Issuance
Debt Instrument [Line Items]
Stated interest rate on debt instrument																									3.125%	3.125%
Debt instrument maturity date												2035
Aggregate principal amount | £																										£ 450
Senior and junior asset-backed notes | Asset Backed Notes
Debt Instrument [Line Items]
Aggregate principal amount											$ 1,400,000,000				$ 1,200,000,000
Senior asset-backed notes | Asset Backed Notes
Debt Instrument [Line Items]
Stated interest rate on debt instrument											1.68%				1.42%
Debt instrument maturity period											2 years 7 months 6 days				2 years 6 months
Junior asset-backed notes | Asset Backed Notes
Debt Instrument [Line Items]
Debt instrument maturity period											3 years 3 months 18 days				3 years 2 months 12 days
Debt instrument weighted average interest rate											2.26%				1.53%
GTE Corporation | Old Notes in Exchange for 2048 New Notes | 6.94% Notes due 2028
Debt Instrument [Line Items]
Stated interest rate on debt instrument							6.94%												6.94%			6.94%
Debt instrument maturity date							2028
Verizon Communications | 2036 New Notes in February Exchange Offers
Debt Instrument [Line Items]
Stated interest rate on debt instrument							4.272%												4.272%			4.272%
Debt instrument maturity date							2036
Aggregate principal amount							$ 2,900,000,000												$ 2,900,000,000			$ 2,900,000,000
Verizon Communications | 2048 New Notes in February Exchange Offers
Debt Instrument [Line Items]
Stated interest rate on debt instrument							4.522%												4.522%			4.522%
Debt instrument maturity date							2048
Aggregate principal amount							$ 5,000,000,000												$ 5,000,000,000			$ 5,000,000,000
Verizon Communications | 2055 New Notes in February Exchange Offers
Debt Instrument [Line Items]
Stated interest rate on debt instrument							4.672%												4.672%			4.672%
Debt instrument maturity date							2055
Aggregate principal amount							$ 5,500,000,000												$ 5,500,000,000			$ 5,500,000,000
Verizon Communications | Floating Rate Notes
Debt Instrument [Line Items]
Amount of notes repaid																			$ 500,000,000
Verizon Communications | 0.70% Notes
Debt Instrument [Line Items]
Amount of notes repaid																	$ 1,000,000,000
Stated interest rate on debt instrument																	0.70%
Cellco Partnership and Verizon Wireless Capital LLC | 8.75% Notes due 2015
Debt Instrument [Line Items]
Amount of notes repaid																$ 600,000,000
Stated interest rate on debt instrument																8.75%				8.75%				8.75%						8.75%
Aggregate principal amount | €																														€ 500
Third Party Investors | Senior and junior asset-backed notes | Asset Backed Notes
Debt Instrument [Line Items]
Aggregate principal amount															$ 1,100,000,000
Subsequent Event | January 2017 Term Loan Agreement
Debt Instrument [Line Items]
Borrowing capacity									$ 5,500,000,000
Debt instrument maturity period									18 months
Term loan agreement partial mandatory prepayment period									6 months
Leverage ratio									350.00%
Subsequent Event | January 2017 Exchange Offers
Debt Instrument [Line Items]
Exchange offer expiration date	Jan. 31, 2017
Exchange Offer Settlement Date	Feb. 03, 2017
Subsequent Event | January 2017 Cash Offers
Debt Instrument [Line Items]
Amount of notes repaid	$ 500,000,000
Cash offer expiration date	Jan. 31, 2017
Cash offer settlement date	Feb. 03, 2017
Subsequent Event | 4.95% Notes due 2047 | February Debt Issuance
Debt Instrument [Line Items]
Stated interest rate on debt instrument								4.95%
Debt instrument maturity date								2047
Aggregate principal amount								$ 1,500,000,000
Proceeds from long-term borrowings								$ 1,500,000,000
Subsequent Event | Old Notes in Exchange New Notes | January 2017 Exchange Offers
Debt Instrument [Line Items]
Aggregate principal amount	$ 8,300,000,000
Subsequent Event | Old Notes in Exchange New Notes | January 2017 Cash Offers
Debt Instrument [Line Items]
Aggregate principal amount	500,000,000
Subsequent Event | Verizon Communications | January 2017 Exchange Offers
Debt Instrument [Line Items]
Amount of notes repaid	$ 600,000,000
Subsequent Event | Verizon Communications | 2.946% Notes due 2022
Debt Instrument [Line Items]
Stated interest rate on debt instrument	2.946%
Debt instrument maturity date	2022
Aggregate principal amount	$ 3,200,000,000
Subsequent Event | Verizon Communications | 4.812% Notes due 2039
Debt Instrument [Line Items]
Stated interest rate on debt instrument	4.812%
Debt instrument maturity date	2039
Aggregate principal amount	$ 1,700,000,000
Subsequent Event | Verizon Communications | 5.012% Notes due 2049
Debt Instrument [Line Items]
Stated interest rate on debt instrument	5.012%
Debt instrument maturity date	2049
Aggregate principal amount	$ 4,100,000,000
Network Equipment | Vendor Financing Facility
Debt Instrument [Line Items]
Value of purchase assets financed																							$ 500,000,000	$ 700,000,000
Long-term debt maturing within one year										$ 1,100,000,000													$ 1,100,000,000
London Interbank Offered Rate (LIBOR) | August Debt Issuance
Debt Instrument [Line Items]
Debt instrument, percentage points added to the reference rate														0.37%
AOL Inc
Debt Instrument [Line Items]
Debt acquired (Note 2)																															$ 600,000,000	$ 1,851,000,000
Repayments of debt and capital lease obligations																								$ 400,000,000